Share-based compensation - Unrecognized compensation expenses (Details) - Employee Stock Option - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based compensation
Unrecognized compensation expenses	¥ 15,010	¥ 55,782
Unrecognized compensation expenses which is expected to be recognized over a weighted-average period	1 year 10 months 6 days	2 years 10 months 20 days